UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24F-2


Read  instructions at  end  of Form before preparing Form. Please print or type.


1.    Name and address of issuer:  USAA LIFE INVESTMENT TRUST
                                   10750 Robert F. McDermott Freeway
                                   San Antonio, Texas 78288

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                               International Fund

3.    Investment Company Act File Number:     811-8672

      Securities Act File Number:             33-82270

4(a). Last   day   of   the   fiscal   year   for  which  this  Form  is  filed:
      May 24, 2001

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2):
      NOT APPLICABLE

4(c). Check  box  if  this is the last time the issuer will be filing the Form:
      NOT APPLICABLE

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year in
             pursuant to section 24(f):                          $            0
                                                                 ---------------
      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                  $            0
                                               --------------
      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending no
             earlier than October 11, 1995
             that were not previously used to
             reduce registration fees payable
             to the Commission:                $             0
                                               ---------------

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii):                      - $            0
                                                                 ---------------
      (v)    Net sales -- if Item 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                         $            0
                                                                 ---------------
--------------------------------------------------------------
      (vi)   Redemption credits available for
             use in future years -- if Item
             5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item
             5(i)]:                            $(           0)
                                               ---------------
--------------------------------------------------------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                             x        0.00025
                                                                 ---------------

      (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii)](enter
             "0" if no fee is due):                            = $            0
                                                                 ===============

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: n/a.

7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see Instruction D):                                     + $          n/a
                                                                 ---------------

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:             = $            0
                                                                 ===============

9.    Date  the  registration fee  and  any interest  payment  was  sent  to the
      Commission's lockbox depository:   n/a
                                         -------------

                 Method of Delivery:

                           Wire Transfer
                       ---
                           Mail or other means
                       ---


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*
                                -----------------------------------
                                Mark S. Howard, Assistant Secretary

      Date:  August 6, 2001
             -----------------

      * Please print the name and title of the signing officer below the signature.